LONG-TERM DEBT - Offtake obligation (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz
Long-Term Debt
Decrease in obligation	$ 4,423,000	$ 1,543,000
Loss (gain) on financial instruments at fair value	$ (16,981,000)	$ (34,926,000)
Offtake obligation
Long-Term Debt
Delivery of gold (in ounces) | oz	371,223	121,671
Decrease in obligation	$ 4,423,000	$ 1,543,000
Loss (gain) on financial instruments at fair value	$ 3,593,000	$ (11,926,000)
Offtake obligation | Refined Gold
Long-Term Debt
Mineral obligation (in percent)	100.00%
Mineral (in ounces)	7,067,000
Offtake obligation | Option to reduce obligation | Refined Gold | Effective date December 31, 2019
Long-Term Debt
Potential reduction in obligation (in percent)	75.00%
Price per remaining ounce	$ 13
Offtake obligation | Dore
Long-Term Debt
Delivery of gold (in ounces) | oz	249,799	94,169
Offtake obligation | Concentrate
Long-Term Debt
Purchase of gold (in ounces) | oz	121,424	27,502